[QUARLES & BRADY LLP LETTERHEAD]

                                             January 15, 2004

VIA EDGAR
---------

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington DC 20549

          Re:  THE CATHOLIC FUNDS, INC. (THE "REGISTRANT")
               1933 REGISTRATION NO. 333-69803
               1940 ACT FILE NO. 811-09177

               RULE 497(J) CERTIFICATION FOR PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH POST-EFFECTIVE AMENDMENT NO. 8 TO REGISTRATION STATEMENT ON FORM N-1A

Ladies and Gentlemen:

     This is to certify that the definitive Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Securities Act of 1933 in connection with Post-Effective Amendment No. 8 (the "Amendment") to the Registration Statement on Form N-1A of the Registrant named above would not have contained any changes as compared to the forms of the Prospectus and Statement of Additional Information included in said Amendment.

     The Amendment was filed on January 13, 2004 pursuant to Rule 485(b) and automatically became effective on January 14, 2004. The Amendment: (1) updated to fiscal year-end September 30, 2003 the financial statements and other financial and statistical information included or incorporated by reference into the Prospectus and Statement of Additional Information, as required by
Section 10(a)(3) of the Securities Act of 1933; and (2) eliminated all information about the Catholic Money Market Fund, which was liquidated pursuant to the vote of its shareholders. The definitive Prospectus and Statement of Additional Information are dated January 14, 2004.

                                   Very truly yours,

                                   QUARLES & BRADY LLP

                                   /s/  Fredrick G. Lautz

                                   Fredrick G. Lautz

FGL:ba
191023.40000

cc (w/enc):    Theodore F. Zimmer, President